Business Combinations (Pro Forma) (Details) - Thoratec [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Business Acquisition [Line Items]
Pro forma net sales	$ 5,919	$ 6,099
Pro forma net earnings attributable to St. Jude Medical, Inc.	$ 970	$ 767